FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Fair value hedging instrument in foreign currency (Details) - Fair value hedges - Interest rate risk - $ / $ $ / $ in Millions	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount	14,176,500	134,000
Average fixed interest rate
Less than 1 year
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount	12,363,000	0
Average fixed interest rate	8.76%	0.00%
1 to 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount	0	134,000
Average fixed interest rate	0.00%	8.22%
3 to 5 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount	1,813,500	0
Average fixed interest rate	8.60%	0.00%
More than 5 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount	0	0
Average fixed interest rate	0.00%	0.00%